Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details
Net loss and comprehensive loss for the year	$ 314,338	$ (272,193)	$ (474,953)
Statutory income tax rate	26.00%	26.00%
Deferred tax (recovery)	$ 81,728	$ (70,770)
Differences resulting from:
Non-deductible items	5,531	4,391
Change in estimates	(22,138)	44,611
Losses expired		17,052
Foreign tax rate difference		(29,048)
Change in deferred tax asset not recognized and others	(65,121)	33,764
Provision for income taxes